SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 81.9%
	Automobiles & Components — 1.3%
	Automobiles — 1.3%
	Mercedes-Benz Group AG	1,089,600	$ 87,591,559
	Stellantis NV	3,305,200	58,030,763
			145,622,322
	Banks — 9.0%
	Banks — 9.0%
	BNP Paribas SA	7,301,200	459,859,392
	Citigroup, Inc.	2,702,858	124,439,582
	JPMorgan Chase & Co.	1,703,763	247,795,291
	Regions Financial Corp.	11,551,061	205,839,907
			1,037,934,172
	Capital Goods — 1.2%
	Aerospace & Defense — 1.1%
	BAE Systems plc	10,465,100	123,204,509
	Electrical Equipment — 0.1%
	ABB Ltd.	375,900	14,774,775
			137,979,284
	Consumer Discretionary Distribution & Retail — 1.4%
	Specialty Retail — 1.4%
	Home Depot, Inc.	505,482	157,022,928
			157,022,928
	Consumer Staples Distribution & Retail — 2.6%
	Consumer Staples Distribution & Retail — 2.6%
	BIM Birlesik Magazalar AS	2,799,600	18,343,155
	Tesco plc	87,778,330	276,912,393
			295,255,548
	Energy — 8.7%
	Oil, Gas & Consumable Fuels — 8.7%
	Enbridge, Inc.	3,309,521	123,012,503
	Equinor ASA	4,405,600	128,101,267
[a]	LUKOIL PJSC	314,000	226,080
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	101,099,444
	Shell plc	4,878,000	145,119,202
	TotalEnergies SE	8,807,100	505,021,819
			1,002,592,754
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Residential REITs — 0.3%
	Elme Communities	2,354,592	38,709,492
			38,709,492
	Financial Services — 6.1%
	Capital Markets — 4.0%
	CME Group, Inc.	1,606,027	297,580,743
[a,c]	Drillco Holdings Luxembourg SA	147,823	2,839,680
	MidCap Financial Investment Corp.	2,937,783	36,898,554
[b]	SLR Investment Corp.	4,307,900	61,473,733
	UBS Group AG	2,810,472	56,818,603
	Financial Services — 1.3%
	Equitable Holdings, Inc.	5,403,873	146,769,191
	Mortgage Real Estate Investment Trusts — 0.8%
[b]	Chimera Investment Corp.	17,117,311	98,766,885
			701,147,389
	Food, Beverage & Tobacco — 0.5%
	Food Products — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Nestle SA	490,300	$ 58,942,271
			58,942,271
	Health Care Equipment & Services — 0.5%
	Health Care Equipment & Supplies — 0.5%
	Medtronic plc	669,330	58,967,973
			58,967,973
	Insurance — 5.9%
	Insurance — 5.9%
	Assicurazioni Generali SpA	12,027,047	244,367,349
	AXA SA	2,187,300	64,502,797
	Legal & General Group plc	12,071,300	34,846,324
	NN Group NV	8,897,316	329,223,857
			672,940,327
	Materials — 4.8%
	Chemicals — 1.9%
	LyondellBasell Industries NV Class A	1,867,909	171,530,084
	OCI NV	1,907,500	45,729,778
	Metals & Mining — 2.9%
	BHP Group Ltd.	2,698,000	80,859,321
	Glencore plc	44,928,600	253,628,549
[a,c]	MMC Norilsk Nickel PJSC	351,400	2,073,260
			553,820,992
	Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
	Biotechnology — 1.1%
	AbbVie, Inc.	977,267	131,667,183
	Pharmaceuticals — 8.4%
	AstraZeneca plc	1,190,400	170,471,378
	Merck & Co., Inc.	1,468,094	169,403,367
	Novartis AG	1,830,708	184,083,258
	Pfizer, Inc.	6,539,421	239,865,962
	Roche Holding AG	653,700	199,750,796
			1,095,241,944
	Semiconductors & Semiconductor Equipment — 8.8%
	Semiconductors & Semiconductor Equipment — 8.8%
	Broadcom, Inc.	514,125	445,967,449
	QUALCOMM, Inc.	1,857,277	221,090,254
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,565,000	343,349,227
			1,010,406,930
	Software & Services — 0.3%
	Information Technology Services — 0.3%
	HCL Technologies Ltd.	2,092,600	30,223,433
			30,223,433
	Technology Hardware & Equipment — 3.6%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,053,251	106,235,207
	Technology Hardware, Storage & Peripherals — 2.7%
	Samsung Electronics Co. Ltd.	5,604,000	307,068,493
			413,303,700
	Telecommunication Services — 9.5%
	Diversified Telecommunication Services — 6.9%
	Deutsche Telekom AG	3,434,800	74,871,146
	Koninklijke KPN NV	26,301,000	93,819,189
	Orange SA	50,988,280	595,442,463
	Singapore Telecommunications Ltd.	18,323,500	33,872,190
	Wireless Telecommunication Services — 2.6%
	Vodafone Group plc	315,984,524	296,841,705
			1,094,846,693

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation — 0.5%
	Air Freight & Logistics — 0.5%
	Deutsche Post AG	1,146,100	$ 55,940,443
			55,940,443
	Utilities — 7.4%
	Electric Utilities — 5.8%
	Endesa SA	10,772,857	230,992,534
	Enel SpA	59,905,671	403,196,539
	Energias de Portugal SA	6,320,557	30,870,945
	Multi-Utilities — 1.6%
	E.ON SE	5,966,700	76,046,904
	Engie SA	6,209,072	103,174,901
			844,281,823
	Total Common Stock (Cost $7,674,270,734)		9,405,180,418
	Preferred Stock — 0.2%
	Banks — 0.0%
	Banks — 0.0%
[d,e,f]	First Horizon Bank 6.061% (LIBOR 3 Month + 0.85%), 8/2/2023	12,000	7,676,160
			7,676,160
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Crestwood Equity Partners LP 9.25%, 12/31/2049	2,166,596	19,932,683
			19,932,683
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 5.96% (LIBOR 3 Month + 0.70%), 7/31/2023	120,000	2,580,000
			2,580,000
	Total Preferred Stock (Cost $35,891,206)		30,188,843
	Asset Backed Securities — 1.9%
	Auto Receivables — 1.1%
	American Credit Acceptance Receivables Trust,
[d]	Series 2019-3 Class F, 5.42% due 5/12/2026	$ 6,850,000	6,837,595
[d]	Series 2019-4 Class F, 5.37% due 9/14/2026	5,000,000	4,970,165
[d]	Series 2020-1 Class F, 4.75% due 11/13/2026	5,460,000	5,393,681
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	32,000	8,961,698
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	3,161,359
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,961,653
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	6,357,805
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	7,937,627
	CPS Auto Receivables Trust,
[d]	Series 2019-A Class E, 5.81% due 3/16/2026	843,422	842,347
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	2,000,000	1,961,978
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	2,921,774
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	14,001,327
[d]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	40,000	511,735
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,294,831
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	5,730,528	5,652,984
	Flagship Credit Auto Trust,
[d]	Series 2018-4 Class R, due 3/16/2026	53,000	2,422,411
[d]	Series 2019-1 Class R, due 6/15/2026	6,000	147,493
[d]	Series 2019-2 Class R, due 12/15/2026	33,000	1,453,441
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	3,939,205
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,769,133
[d]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62% due 6/15/2027	3,180,000	3,156,913

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	$ 1,811,629	$ 2,125,857
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	3,332,962	4,009,300
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,683,965	4,440,106
[d]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	45,588	6,212,470
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	5,985,675
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	4,804,408
[d]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	8,000,000	7,978,259
			126,213,230
	Other Asset Backed — 0.8%
[d]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class E, 7.00% due 1/20/2027	5,536,362	5,525,536
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	8,200,000	7,233,936
	CFG Investments Ltd.,
[d]	Series 2021-1 Class C, 7.48% due 5/20/2032	2,340,000	2,100,569
[d]	Series 2021-1 Class D, 9.07% due 5/20/2032	800,000	752,595
	Consumer Loan Underlying Bond Certificate Issuer Trust I,
[d]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	983,896	983,357
[d,f]	Series 2019-HP1 Class CERT, due 12/15/2026	400,000	4,349,156
	Consumer Loan Underlying Bond Credit Trust,
[d]	Series 2019-P1 Class C, 4.66% due 7/15/2026	421,428	421,189
[d]	Series 2020-P1 Class C, 4.61% due 3/15/2028	708,875	706,147
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	14,187,000	12,545,682
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	3,021,802
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	25,081,291
[d]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	1,484,812	1,451,673
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	471,012
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	2,009,510
[d]	Series 2021-3A Class R, due 12/15/2031	18,881	2,235,145
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	4,204,936	1,801,643
[d]	Series 2021-1A Class R, due 12/20/2046	7,166,108	844,963
[a,d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	1,921,670
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	2,615,536
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	692,575
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	2,028,466
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	1,014,175
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	1,910,287	1,859,102
[d]	Series 2021-ST4 Class CERT, due 7/20/2027	1,375,000	314,977
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,325,240
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	379,827
[d]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	6,073,875	6,061,864
			89,748,638
	Student Loan — 0.0%
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	833,418
			833,418
	Total Asset Backed Securities (Cost $227,099,699)		216,795,286
	Corporate Bonds — 8.7%
	Automobiles & Components — 0.1%
	Construction & Engineering — 0.1%
[d,g]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	9,995,000	9,100,847
	Trading Companies & Distributors — 0.0%
[d]	LKQ Corp., 6.25% due 6/15/2033	5,840,000	5,873,814
			14,974,661
	Banks — 0.1%
	Banks — 0.1%
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	8,845,648
			8,845,648

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Capital Goods — 0.2%
	Aerospace & Defense — 0.2%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	$ 6,500,000	$ 5,964,595
	TransDigm, Inc.,
[d]	6.25% due 3/15/2026	10,000,000	9,951,200
[d]	6.75% due 8/15/2028	6,345,000	6,378,755
			22,294,550
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,329,925
[g]	Cimpress plc, 7.00% due 6/15/2026	27,804,000	25,234,076
	CoreCivic, Inc., 8.25% due 4/15/2026	20,726,000	20,976,163
			52,540,164
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
	Marriott International, Inc.,
	4.50% due 10/1/2034	4,497,000	3,972,875
	Series- II, 2.75% due 10/15/2033	2,500,000	1,988,275
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	3,300,000	3,283,896
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	24,785,000	25,230,139
[d]	Six Flags Entertainment Corp., 7.25% due 5/15/2031	4,912,000	4,783,649
			39,258,834
	Consumer Staples Distribution & Retail — 0.0%
	Consumer Staples Distribution & Retail — 0.0%
[d]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	5,168,000	5,172,496
			5,172,496
	Energy — 2.1%
	Energy Equipment & Services — 0.0%
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 7/31/2023	2,337,727	11,689
[c,d,g,h]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	11,396,735	57,097
	Oil, Gas & Consumable Fuels — 2.1%
[d]	Citgo Holding, Inc., 9.25% due 8/1/2024	14,196,000	14,203,240
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	8,000,000	7,855,680
[d,g,i]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	1,765,000	1,765,582
[f]	Energy Transfer LP, 8.317% (LIBOR 3 Month + 3.02%) due 11/1/2066	13,820,000	10,624,954
[f]	Enterprise TE Partners LP, Series 1, 8.274% (LIBOR 3 Month + 2.78%) due 6/1/2067	7,000,000	6,508,880
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,622,300
	5.80% due 3/15/2035	10,000,000	9,860,800
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	22,822,563
	5.55% due 6/1/2045	5,000,000	4,610,250
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	9,387,288
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	7,820,000	5,711,572
[g]	6.50% due 6/2/2041	5,648,000	3,582,301
[g]	6.70% due 2/16/2032	3,000,000	2,285,430
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	2,000,000	2,152,305
[e]	Summit Midstream Partners LP, Series A, 12.982% (LIBOR 3 Month + 7.43%) due 7/31/2023	16,097,000	11,137,514
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,807,350
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	34,274,178
	Williams Cos., Inc.,
	4.55% due 6/24/2024	69,318,000	68,392,605
	5.75% due 6/24/2044	14,198,000	13,849,297
			242,522,875
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Diversified REITs — 0.2%
	Trust Fibra Uno,
[d,g]	4.869% due 1/15/2030	1,843,000	1,621,268
[d,g]	5.25% due 1/30/2026	11,637,000	11,279,046

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Vornado Realty LP, 2.15% due 6/1/2026	$ 8,186,500	$ 6,934,457
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	2,714,820
	Residential REITs — 0.1%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,515,525
			30,065,116
	Financial Services — 0.6%
	Capital Markets — 0.3%
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	7,500,000	7,451,175
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	5,507,067
[d,g]	FORESEA Holding SA, 7.50% due 6/15/2030	1,520,371	1,350,941
[d]	LPL Holdings, Inc., 4.00% due 3/15/2029	1,000,000	879,120
[d]	Owl Rock Core Income Corp., 7.75% due 9/16/2027	2,500,000	2,475,000
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	17,784,000	17,981,224
	Financial Services — 0.3%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,505,480
[d]	6.00% due 8/15/2023	18,000,000	17,931,060
[d]	8.50% due 5/18/2025	11,500,000	11,194,215
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,779,800
			72,055,082
	Food, Beverage & Tobacco — 0.7%
	Beverages — 0.1%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	9,667,398
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	3,957,741
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,250,100
	Tobacco — 0.5%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,016,000
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,536,050
[d]	Vector Group Ltd., 10.50% due 11/1/2026	44,464,000	44,604,062
			78,031,351
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
	Tenet Healthcare Corp., 4.875% due 1/1/2026	7,184,000	6,998,797
			6,998,797
	Household & Personal Products — 0.1%
	Household Durables — 0.1%
	Newell Brands, Inc.,
	4.70% due 4/1/2026	3,700,000	3,476,779
	6.625% due 9/15/2029	6,300,000	6,046,047
			9,522,826
	Insurance — 0.7%
	Insurance — 0.7%
[d,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	5,000,000	4,791,000
[f]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.468%) due 9/1/2040	1,632,000	1,416,690
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	6,555,551
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	10,000,000	8,742,600
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	13,922,160
[d,f,g]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%) due 11/24/2043	40,000,000	39,999,200
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	6,177,985
			81,605,186
	Materials — 0.4%
	Chemicals — 0.2%
	Celanese U.S. Holdings LLC, 6.165% due 7/15/2027	10,000,000	9,979,100
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,661,480

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	OCP SA,
[d,g]	3.75% due 6/23/2031	$ 2,000,000	$ 1,655,920
[d,g]	4.50% due 10/22/2025	5,000,000	4,847,550
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., Class C, 5.25% due 12/1/2025	14,969,000	14,439,247
[d]	Silgan Holdings, Inc., 1.40% due 4/1/2026	2,500,000	2,213,050
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	5,054,250
[d]	Compass Minerals International, Inc., 6.75% due 12/1/2027	3,000,000	2,893,500
	Trading Companies & Distributors — 0.0%
[d,i]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,430,334
			51,174,431
	Media & Entertainment — 0.2%
	Media — 0.2%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	6,510,720
	Sirius XM Radio, Inc.,
[d]	3.125% due 9/1/2026	5,000,000	4,504,850
[d]	5.00% due 8/1/2027	7,500,000	6,933,000
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	10,000,000	9,181,000
			27,129,570
	Semiconductors & Semiconductor Equipment — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	7,906,542
			7,906,542
	Software & Services — 0.5%
	Information Technology Services — 0.0%
[d]	Science Applications International Corp., 4.875% due 4/1/2028	5,000,000	4,689,650
	Internet Software & Services — 0.3%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,644,535
[d]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	10,000,000	9,676,100
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	9,232,438
[d,g]	4.027% due 8/3/2050	5,000,000	3,144,300
	Software — 0.2%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,425,650
[d]	GoTo Group, Inc., 5.50% due 9/1/2027	5,655,000	3,156,565
[d]	MSCI, Inc., 3.625% due 9/1/2030	3,000,000	2,595,960
[d]	Open Text Holdings, Inc., 4.125% due 2/15/2030	10,000,000	8,511,300
			53,076,498
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.0%
	Vontier Corp.,
	2.40% due 4/1/2028	4,375,000	3,652,600
	2.95% due 4/1/2031	1,457,000	1,165,119
	Office Electronics — 0.0%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,598,850
	Technology Hardware, Storage & Peripherals — 0.1%
[d,g]	Lenovo Group Ltd., 5.831% due 1/27/2028	5,000,000	4,968,000
			14,384,569
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.1%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	31,324,823
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	93,314,192
	Wireless Telecommunication Services — 0.3%
	Digicel International Finance Ltd./Digicel International Holdings Ltd.,
[d,g]	8.00% due 12/31/2026	10,003,281	2,081,383
[d,g]	8.75% due 5/25/2024	36,785,955	33,682,531
			160,402,929

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	$ 9,478,714	$ 8,719,469
	Series 2019-1 Class B, 3.85% due 8/15/2029	7,249,397	6,158,363
			14,877,832
	Utilities — 0.1%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,800,200
[g]	Comision Federal de Electricidad, 5.00% due 9/29/2036	10,472,000	8,801,297
			10,601,497
	Total Corporate Bonds (Cost $976,226,334)		1,003,441,454
	Other Government — 0.1%
[d,g]	Finance Department Government of Sharjah, 6.50% due 11/23/2032	4,786,000	4,927,570
[d,g]	Nigeria Government International Bond, 7.625% due 11/28/2047	6,000,000	4,289,940
	Total Other Government (Cost $8,313,107)		9,217,510
	Mortgage Backed — 1.6%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	4,642,424	4,074,230
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	15,858,101	14,342,884
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.375% due 8/25/2033	24,621	24,440
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.897% due 3/25/2050	1,027,737	822,747
[d,f]	Series 2019-1 Class B5, 3.897% due 3/25/2050	480,798	303,275
[d,f]	Series 2019-1 Class B6, 3.897% due 3/25/2050	744,760	318,056
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	748,351	668,862
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.447% due 7/25/2050	59,786,170	947,509
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	53,324,382	1,041,356
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	72,587,890	491,173
[d,f]	Series 2020-J1 Class B4, 3.447% due 7/25/2050	1,358,484	1,067,549
[d,f]	Series 2020-J1 Class B5, 3.447% due 7/25/2050	683,009	443,351
[d,f]	Series 2020-J1 Class B6, 3.447% due 7/25/2050	1,293,283	483,880
[d,f,j]	Series 2020-J2 Class AX1, 0.259% due 1/25/2051	107,924,261	1,081,077
[d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	114,886,501	969,458
[d,f]	Series 2020-J2 Class B4, 2.759% due 1/25/2051	491,000	205,430
[d,f]	Series 2020-J2 Class B5, 2.759% due 1/25/2051	164,000	68,221
[d,f]	Series 2020-J2 Class B6, 2.759% due 1/25/2051	655,000	178,337
[d,f]	Series 2023-I1 Class M1, 7.154% due 4/25/2058	5,000,000	4,801,271
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 4.308% due 3/25/2034	183,018	161,732
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,839,043
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,177,906
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	481,584
[d,j]	Series 2020-EXP1 Class XS, due 5/25/2060	38,024,602	173,164
[d,f]	Series 2020-EXP2 Class B5, 3.802% due 8/25/2050	585,000	338,782
[d,f]	Series 2020-EXP2 Class B6, 3.802% due 8/25/2050	1,400,000	598,637
[d,f]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	379,000	152,026
[d,f]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	615,000	214,986
[d,f]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	459,574	132,069
[d,f]	Series 2021-J3 Class B4, 2.858% due 9/25/2051	1,033,000	425,535
[d,f]	Series 2021-J3 Class B6, 2.858% due 9/25/2051	590,000	174,170
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	2,922,522
[d,f,j]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	86,912,137	746,819
[d,f]	Series 2021-AFC1 Class B3, 4.344% due 3/25/2056	215,000	149,200
[d,f,j]	Series 2021-AFC1 Class XS, 3.307% due 3/25/2056	86,912,137	11,880,482
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,911,304	3,595,297
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.669% due 8/25/2050	111,039,389	2,640,950
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	19,031,574	366,891

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2020-2 Class B4, 3.669% due 8/25/2050	$ 839,492	$ 637,780
[d,f]	Series 2020-2 Class B5, 3.669% due 8/25/2050	2,518,475	1,879,053
[d,f]	Series 2020-2 Class B6C, 3.669% due 8/25/2050	3,357,967	1,679,583
[d,f,j]	Series 2021-13INV Class AX1, 0.185% due 12/30/2051	173,263,008	1,319,900
[d,f,j]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	14,363,773	124,491
[d,f,j]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	13,106,943	332,991
[d,f]	Series 2021-13INV Class B4, 3.365% due 12/30/2051	2,421,562	1,647,700
[d,f]	Series 2021-13INV Class B5, 3.365% due 12/30/2051	474,626	309,887
[d,f]	Series 2021-13INV Class B6C, 3.234% due 12/30/2051	4,165,086	2,166,939
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	2,813,889
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.415% due 10/25/2050	1,463,772	221,136
[d,f,j]	Series 2020-INV1 Class A12X, 2.927% due 10/25/2050	17,526,125	2,269,489
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	93,176,495	661,050
[d,f,j]	Series 2020-INV1 Class AX1, 0.005% due 10/25/2050	63,368,991	634
[d,f,j]	Series 2020-INV1 Class AX2, 0.427% due 10/25/2050	3,158,665	37,480
[d,f,j]	Series 2020-INV1 Class AX4, 0.927% due 10/25/2050	3,400,573	88,203
[d,f]	Series 2020-INV1 Class B4, 3.854% due 10/25/2050	1,893,715	1,450,672
[d,f]	Series 2020-INV1 Class B5, 3.854% due 10/25/2050	1,898,197	1,491,182
[d,f]	Series 2020-INV1 Class B6, 3.854% due 10/25/2050	4,402,021	2,607,868
[d,f,j]	Series 2020-INV1 Class BX, 0.354% due 10/25/2050	21,612,948	248,767
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 6.444% due 12/25/2046	1,999,979	1,508,698
[d,f,j]	Series 2020-3 Class AX1, 0.146% due 8/25/2050	15,334,598	55,379
[d,f,j]	Series 2020-4 Class A11X, 0.112% (5.25% - LIBOR 1 Month) due 11/25/2050	2,958,177	166,921
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	13,373,193	247,891
[d,f,j]	Series 2020-4 Class AX1, 0.098% due 11/25/2050	49,395,758	138,377
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,366,655	178,443
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	3,154,009	64,280
[d,f]	Series 2020-4 Class B4, 3.648% due 11/25/2050	1,950,782	1,517,985
[d,f]	Series 2020-4 Class B5, 3.648% due 11/25/2050	900,505	637,387
[d,f]	Series 2020-4 Class B6, 3.648% due 11/25/2050	1,582,548	625,929
[d,f]	Series 2020-7 Class B4, 3.513% due 1/25/2051	2,381,285	1,884,230
[d,f]	Series 2020-7 Class B5, 3.513% due 1/25/2051	1,668,775	939,298
[d,f]	Series 2020-7 Class B6, 3.513% due 1/25/2051	2,289,984	833,331
[d,f]	Series 2021-11 Class B5, 3.027% due 1/25/2052	3,728,775	2,266,778
[d,f]	Series 2021-11 Class B6, 2.607% due 1/25/2052	4,331,954	1,835,198
[d,f]	Series 2022-2 Class B4, 3.132% due 8/25/2052	3,269,052	2,067,234
[d,f]	Series 2022-2 Class B5, 3.132% due 8/25/2052	1,736,381	928,248
[d,f]	Series 2022-2 Class B6, 2.067% due 8/25/2052	1,802,415	522,049
[d,f]	Series 2022-3 Class B4, 3.114% due 8/25/2052	2,683,218	1,677,870
[d,f]	Series 2022-3 Class B5, 3.114% due 8/25/2052	1,707,767	702,717
[d,f]	Series 2022-3 Class B6, 2.564% due 8/25/2052	1,471,070	424,247
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV2 Class AX1, 0.126% due 8/25/2051	103,647,063	485,006
[d,f,j]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,101,711	262,465
[d,f]	Series 2021-INV2 Class B5, 3.326% due 8/25/2051	316,839	209,369
[d,f]	Series 2021-INV2 Class B6, 3.138% due 8/25/2051	1,530,566	668,645
[d,f,j]	Series 2021-INV3 Class AX1, 0.168% due 10/25/2051	125,057,273	830,205
[d,f,j]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	10,127,878	271,196
[d,f]	Series 2021-INV3 Class B5, 3.218% due 10/25/2051	443,024	289,953
[d,f]	Series 2021-INV3 Class B6, 3.017% due 10/25/2051	1,932,946	859,209
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.176% due 8/25/2034	1,009,760	939,809
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV1 Class AX1, 0.752% due 6/25/2051	101,944,040	3,706,502
[d,f]	Series 2021-INV1 Class B5, 3.252% due 6/25/2051	1,097,163	709,466
[d,f]	Series 2021-INV1 Class B6, 0.784% due 6/25/2051	1,967,972	980,044
[d,f]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	19,712,385	16,049,665
[d,f]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	9,525,228	9,289,780
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,321,124
[d,f]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	20,006,353	4,587,977
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	2,094,952	1,808,731
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	55,697,540	274,199
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	6,135,823

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2019-3 Class B3, 5.939% due 9/25/2059	$ 3,366,214	$ 2,380,234
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	55,078,718	1,933
[d]	Series 2019-3 Class XS2, due 9/25/2059	55,078,718	2,102,289
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	8,396,547
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.92% due 8/25/2057	5,351,000	4,902,835
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.181% due 6/25/2050	169,791,872	1,145,331
[d,f]	Series 2020-3 Class B5, 3.181% due 6/25/2050	1,046,000	518,227
[d,f]	Series 2020-3 Class B6, 3.181% due 6/25/2050	1,912,755	665,394
[d,f,j]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	187,736,215	4,655,032
[d,f]	Series 2021-INV1 Class B4, 3.316% due 8/25/2051	3,383,578	2,351,179
[d,f]	Series 2021-INV1 Class B5, 3.316% due 8/25/2051	2,610,189	1,687,328
[d,f]	Series 2021-INV1 Class B6, 3.316% due 8/25/2051	2,013,205	776,232
	Total Mortgage Backed (Cost $194,272,426)		180,978,764
	Loan Participations — 0.1%
	Commercial & Professional Services — 0.0%
	Commercial Services & Supplies — 0.0%
[k]	Imagefirst Holdings LLC, 10.142% (LIBOR 3 Month + 4.50%) due 4/27/2028	4,578,221	4,452,320
			4,452,320
	Semiconductors & Semiconductor Equipment — 0.1%
	Information Technology Services — 0.1%
[k]	Xperi Corporation, 8.717% (LIBOR 1 Month + 3.50%) due 6/8/2028	8,363,398	8,316,396
			8,316,396
	Software & Services — 0.0%
	Software — 0.0%
[k]	GoTo Group, Inc., 9.943% (LIBOR 1 Month + 4.75%) due 8/31/2027	2,969,543	1,846,076
			1,846,076
	Total Loan Participations (Cost $14,950,540)		14,614,792
	Short-Term Investments — 4.9%
[b]	Thornburg Capital Management Fund	55,923,771	559,237,709
	Total Short-Term Investments (Cost $559,237,709)		559,237,709
	Total Investments — 99.4% (Cost $9,690,261,755)		$11,419,654,776
	Other Assets Less Liabilities — 0.6%		66,969,995
	Net Assets — 100.0%		$11,486,624,771

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	715,061,800	7/17/2023	908,199,112	$ —	$ (10,557,007)
Swiss Franc	SSB	Sell	27,035,000	7/26/2023	30,269,264	458,193	—
Swiss Franc	SSB	Buy	6,407,100	7/26/2023	7,173,597	—	(78,041)
Swiss Franc	SSB	Buy	3,674,400	7/26/2023	4,113,978	—	(9,803)
Euro	SSB	Sell	581,545,200	8/22/2023	636,082,478	—	(6,774,971)
Euro	BBH	Sell	581,545,200	8/22/2023	636,082,479	587,391	—

Total						$1,045,584	$(17,419,822)

Net unrealized appreciation (depreciation)							$(16,374,238)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Investment in Affiliates.
c	Non-income producing.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $923,273,850, representing 8.04% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Bond in default.
i	When-issued security.
j	Interest only.
k	The stated coupon rate represents the greater of the LIBOR/SOFR or the LIBOR/SOFR floor rate plus a spread at June 30, 2023.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
SPV	Special Purpose Vehicle
USSW10	USD 10 Year Swap Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Chimera Investment Corp	$90,396,363	$-	$(1,338,405)	$(2,152,707)	$11,861,634	$98,766,885	$11,001,079
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp	53,073,328	-	-	-	8,400,405	61,473,733	5,298,730
Thornburg Capital Mgmt. Fund	519,970,522	1,306,233,211	(1,266,966,024)	-	-	559,237,709	12,045,172
Total	$663,452,652	$1,306,233,211	$(1,268,304,429)	$(2,152,707)	$20,262,039	$719,490,766	$28,344,981